Pension Schemes - Gross liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension Schemes
Gross defined benefit liability at the beginning of the year	€ 583	€ 494
Current service cost	287	166
Interest cost	24	7
Administrative expenses	(3)	(3)
Taxes on contributions	(8)	(7)
Insurance premiums for risk benefits	(9)	(10)
Actuarial gain due to change in financial assumptions	4	(69)
Actuarial loss due to change in experience assumptions	(114)	5
Gross defined benefit liability at the end of the year	€ 764	€ 583